September 30, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard STAR Funds (the Trust) File No. 2-88373

Ladies and Gentlemen:

Enclosed is the 65th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are: 1) to change Vanguard LifeStrategy Funds’ underlying fund allocations, and 2) to affect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1) under the Securities Act of 1933, we request that this Amendment be declared effective on November 29, 2011. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-5804 with any questions or comments concerning the enclosed Amendment.

Sincerely,

Frances T. Han
Associate Counsel
The Vanguard Group

Enclosures

cc: Chad Eskildsen, Esq.

U.S. Securities and Exchange Commission

Brion Thompson, Esq.

U.S. Securities and Exchange Commission